Fair Value (Summary of Fair Value of Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Assets:
Equity securities (without readily determinable fair values)	¥ 686,545	¥ 601,621	¥ 357,938
Fair Value, Measurements, Nonrecurring
Assets:
Loans	116,000	84,000
Loans held-for-sale	70,000	54,000
Equity securities (without readily determinable fair values)	5,000	10,000
Other investments		68,000
Premises and equipment—net	2,000	0
Other assets		3,000
Total assets measured at fair value	193,000	219,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	172,000	345,000
Loans held-for-sale	92,000	57,000
Equity securities (without readily determinable fair values)	9,000	23,000
Other investments		106,000
Premises and equipment—net	3,000	2,000
Other assets		10,000
Total assets measured at fair value	276,000	543,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Loans	0	0
Loans held-for-sale	0	0
Equity securities (without readily determinable fair values)	0	0
Other investments		66,000
Premises and equipment—net	0	0
Other assets		0
Total assets measured at fair value	0	66,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans	0	0
Loans held-for-sale	47,000	48,000
Equity securities (without readily determinable fair values)	2,000	1,000
Other investments		0
Premises and equipment—net	0	0
Other assets		0
Total assets measured at fair value	49,000	49,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	116,000	84,000
Loans held-for-sale	23,000	5,000
Equity securities (without readily determinable fair values)	3,000	9,000
Other investments		2,000
Premises and equipment—net	2,000	0
Other assets		3,000
Total assets measured at fair value	¥ 144,000	¥ 104,000